ONE EMBARCADERO CENTER, SUITE 2200 SAN FRANCISCO, CA 94111-3711 T 415-315-6300 F 415-315-6350

March 10, 2009	Matthew Gaarder-Wang (415) 315-6302 matthew.gaarder@ropesgray.com

BY EDGAR

Mr. James O’Connor

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	RS Investment Trust (the “Trust”) (Registration Nos. 033-16439 and 811-05159)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive form of the Prospectus and Statement of Additional Information, each dated March 9, 2009, relating to the Class Y shares of RS International Growth Fund and RS Emerging Markets Fund, each a series of the Trust, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 74 to the Trust’s Registration Statement under the Securities Act and Post-Effective Amendment No. 76 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on March 9, 2009, and became effective on such date.

/S/ MATTHEW GAARDER-WANG

Matthew Gaarder-Wang

cc:	Benjamin Douglas, Esq.

Timothy W. Diggins, Esq.

Elizabeth J. Reza, Esq.